Income Tax - Schedule of Tax Rate Reconciled with Actual Tax Expense (Benefit) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
U.S. Federal statutory rate	34.00%	35.00%	35.00%
Permanent differences:
Benefit of NOL carryback	(5.00%)	0.00%	0.00%
Other	2.80%	0.00%	0.00%
Change in valuation allowance	(27.70%)	(0.50%)	(22.60%)
Income tax provision	4.20%	34.50%	12.40%